Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions

7. Related Party Transactions

Other than with respect to the purchases of Series C Preferred, Series D Preferred, Series G Preferred, and common stock transactions discussed above, the Company’s related party transactions were for a facility lease.

During the first quarter of 2011, the Company executed an operating lease for its corporate offices with S Real Estate Holdings LLC. S Real Estate Holdings LLC is owned by Dr. Ruslan Semechkin, the Company’s Chief Scientific Officer and a director and was previously owned by Dr. Andrey Semechkin, the Company’s Chief Executive Officer and Co-Chairman of the Board of Directors. The lease agreement was negotiated at arm’s length and was reviewed by the Company’s outside legal counsel. The terms of the lease were reviewed by a committee of independent directors, and the Company believes that, in total, those terms are at least as favorable to the Company as could be obtained for comparable facilities from an unaffiliated party. For the three months ended September 30, 2014 and 2013, the Company recorded $41,000 and $39,000, respectively, in rent expense that was related to the facility lease arrangement with related parties. Additionally, during the nine months ended September 30, 2014 and 2013, the Company recorded $122,000 and $118,000, respectively, related to the same arrangement with the related party.

7. Related Party Transactions

Other than with respect to the purchases of Series C Preferred, Series D Preferred, Series G Preferred, and common stock discussed above, the Company’s related party transactions were for related party dividends and for a facility lease.

On October 12, 2012, the Company and the holders of all of the outstanding shares of Series D Preferred and Series G Preferred entered into the Waiver Agreement pursuant to which such holders irrevocably waived their right to receive any and all accrued but unpaid dividends and interest thereon on or after September 30, 2012 on the Series D Preferred and Series G Preferred. Accordingly, the Company reversed all previously accreted and recorded dividends related to Series G Preferred totaling $93,000. Under the Waiver Agreement, the holders of Series D Preferred and Series G Preferred are restricted from transferring any shares of Series D Preferred and Series G Preferred unless the transferee agrees to be bound by the Waiver Agreement. Therefore, dividend amounts related to Series D Preferred and Series G Preferred, were $0 at December 31, 2013 and 2012 and would have been payable to X-Master, Inc. and AR Partners LLC, entities affiliated with the Company’s Chief Executive Officer and Co-Chairman of the Board of Directors, Dr. Andrey Semechkin and Dr. Ruslan Semechkin, Chief Scientific Officer and a director. The Series D Preferred dividends were payable to both X-Master, Inc. and the Company’s Chief Executive Officer and Co-Chairman of the Board of Directors, Dr. Andrey Semechkin, while Series G Preferred dividends were initially cumulative and payable upon conversion of the Series G Preferred or upon certain Series G Preferred deemed liquidation events to AR Partners, LLC.

During the first quarter of 2011, the Company executed an operating lease for its corporate offices with S Real Estate Holdings LLC. S Real Estate Holdings LLC is owned by Dr. Ruslan Semechkin, the Company’s Chief Scientific Officer and a director and was previously owned by Dr. Andrey Semechkin, the Company’s Chief Executive Officer and Co-Chairman of the Board of Directors. The lease agreement was negotiated at arm’s length and was reviewed by the Company’s outside legal counsel. The terms of the lease were reviewed by a committee of independent directors, and the Company believes that, in total, those terms are at least as favorable to the Company as could be obtained for comparable facilities from an unaffiliated party. For the years ended December 31, 2013 and 2012, the Company recorded $137,000 and $113,000, respectively, in rent expense that was related to the facility lease arrangement with related parties.